Vessels, Drilling Rigs, Drillships, Machinery and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2014
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	2,872,458	(623,371)	2,249,087
Additions	54,660	-	54,660
Depreciation	$-	$(61,143)	$(61,143)
Balance, June 30, 2014	2,927,118	(684,514)	2,242,604

Drilling rigs, drillships, machinery and equipment
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	$6,637,843	$(809,612)	$5,828,231
Additions	749,025	-	749,025
Depreciation	-	(157,793)	(157,793)
Balance, June 30, 2014	$7,386,868	$(967,405)	$6,419,463